LONG-LIVED ASSETS	9 Months Ended
Sep. 30, 2017
Longlived Assets [Abstract]
LONG-LIVED ASSETS

NOTE 4.   LONG-LIVED ASSETS

Property and Equipment

Depreciation expense was $15,997 and $11,944, respectively, for the three months ended September 30, 2017 and 2016, and $47,693 and $36,070, respectively, for the nine months ended September 30, 2017 and 2016.  We have not recognized any impairment as of September 30, 2017.

Intangible Assets

Intangible assets of $139,288 as of September 30, 2017, consisted of the preliminary purchase price allocation for Mile High of $155,000, net of accumulated amortization of $15,712, based on a preliminary estimated useful life of two years.  The intangible asset for Chiefton brand and graphic designs, with a gross value of $69,400, was fully amortized as of September 30, 2017.

Amortization expense was $23,888 and $86,044, respectively, for the three months ended September 30, 2017 and 2016, and $41,095 and $256,259, respectively, for the nine months ended September 30, 2017 and 2016.